Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Less: accumulated depreciation	$ (745,429)	$ (599,606)
Property, plant and equipment, net	$ 1,158,898	862,453
Machinery [Member]
Useful life	10 years
Property, plant and equipment, gross	$ 658,043	674,409
Office equipment [Member]
Useful life	5 years
Property, plant and equipment, gross	$ 78,917	55,636
Vehicles [Member]
Useful life	4 years
Property, plant and equipment, gross	$ 122,969	23,807
Electric equipment [Member]
Property, plant and equipment, gross	$ 138,338	142,328
Electric equipment [Member] | Maximum [Member]
Useful life	5 years
Electric equipment [Member] | Minimum [Member]
Useful life	3 years
Leasehold improvement [Member]
Property, plant and equipment, gross	$ 906,060	$ 565,879
Leasehold improvement [Member] | Maximum [Member]
Useful life	10 years
Leasehold improvement [Member] | Minimum [Member]
Useful life	3 years